Auditor's remuneration (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Auditor's remuneration
Statutory auditor's fees	€ 860,300	€ 1,202,800
audit related fees	101,100	214,400
Other fees related to non-audit services executed by the statutory auditor	0	47,700
Other fees related to non-audit services executed by persons related to the statutory auditor	€ 587,700
Other fees related to IT services		€ 890,700